Consolidated Statements of Changes in Stockholders Equity (Deficit) (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Treasury Stock	Deferred Compensation Obligation	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Mar. 31, 2011	$ (13,171)	$ 89,008	$ 2,536	$ 111,513	$ (103,362)	$ (90,534)	$ (2,380)	$ (19,952)
Net income (loss)	(36,738)				(36,738)
Other comprehensive income, net of tax	20,084							20,084
Vesting of restricted stock	275					275
Change in stock-based deferred compensation obligation				(1,111)			1,111
Accretion of preferred stock discount		7,413			(7,413)
Ending Balance at Mar. 31, 2012	(29,550)	96,421	2,536	110,402	(147,513)	(90,259)	(1,269)	132
Net income (loss)	(34,172)				(34,172)
Other comprehensive income, net of tax	3,447							3,447
Vesting of restricted stock	411					411
Change in stock-based deferred compensation obligation				(368)			368
Accretion of preferred stock discount		7,412			(7,412)
Ending Balance at Mar. 31, 2013	(59,864)	103,833	2,536	110,034	(189,097)	(89,848)	(901)	3,579
Net income (loss)	111,623				111,623
Other comprehensive income, net of tax	(10,201)							(10,201)
Recapitalization transaction fees	(14,360)			(14,360)
Cancellation of common stock			(2,536)	(88,213)		89,848	901
Issuance of common stock	175,000		88	174,912
Preferred stock exchanged for common stock		(110,000)	3	5,997	104,000
Accretion of preferred stock discount		6,167			(6,167)
Ending Balance at Dec. 31, 2013	202,198	0	91	188,370	20,359	0	0	(6,622)
Net income (loss)	4,537	0	0	0	4,537	0	0	0
Other comprehensive income, net of tax	4,772	0	0	0	0	0	0	4,772
Ending Balance at Jun. 30, 2014	$ 211,507	$ 0	$ 91	$ 188,370	$ 24,896	$ 0	$ 0	$ (1,850)